OTHER INCOME (EXPENSE) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income and Expenses [Abstract]
Interest income	$ 253	$ 245	$ 163
Interest expense	(156)	(159)	(71)
Noninterest Expense	(46)	(19)	(9)
Other income (note 9)	$ 51	$ 67	$ 83